INCOME TAXES (Tables)	6 Months Ended
Jun. 30, 2026
Income Taxes [Abstract]
Schedule of Components of Income Tax Expense
The components of income tax expense include the following:

	Three months ended Jun. 30,		Six months ended Jun. 30,
(US$ Millions)	2026	2025	2026	2025
Current income tax	$46	$33	$140	$49
Deferred income tax	13	(3)	25	(30)
Income tax expense	$59	$30	$165	$19